Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A common stock [Member]
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	2,896,555	27,600,000	27,600,000
Redemption Price Per Share		$ 10.34	$ 10.2
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	250,000,000	250,000,000	250,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Class B Common Stock [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000	25,000,000
Common shares, shares issued	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000	6,900,000